Financial instruments - Additional information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of reclassification of financial assets [line items]
Increase or Decrease in Percentage of Traded Investments	10.00%
Increase in Interest Rate on Loan	1.00%
Foreign Exchange Risk [Member]
Disclosure of reclassification of financial assets [line items]
Increase decrease in value of traded investments to net loss	$ 0.6